Basis of Preparation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basis of Preparation
2.	BASIS OF PREPARATION

(a)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”) issued and outstanding as of December 31, 2019. These consolidated financial statements were approved and authorized for issuance by the Board of Directors on February 28, 2020.

(b)	Basis of presentation
These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value.
Effective August 20, 2019, the Company completed a consolidation of its common shares at a ratio of five pre-consolidation
common shares for one post-consolidation common share. As a result of the consolidation, shares issuable pursuant to the Company’s outstanding options, warrants, restricted share units and other convertible securities were proportionally adjusted on the same basis. All common share numbers, numbers of shares issuable under options, warrants and restricted share units and related per share amounts in these consolidated financial statements have been retrospectively adjusted to reflect the share consolidation.

(c)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control is defined as Equinox Gold having power over the entity, rights to variable returns from its involvement with the entity, and the ability to use its power to affect the amount of returns. All intercompany transactions and balances are eliminated on consolidation.
At December 31, 2019, the Company’s material subsidiaries include the following:

Company	Location	Ownership Interest
Castle Mountain Venture	USA	100%
Mineração Aurizona S.A. (“MASA”)	Brazil	100%
Western Mesquite Mines, Inc.	USA	100%

(d)	Functional currency and presentation currency
Except as otherwise noted, these financial statements are presented in United States dollars (“US dollars”), the functional currency of the Company and its subsidiaries.
Transactions in foreign currencies are initially recorded in the functional currency by applying the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the statement of financial position.
Non-monetary
assets and liabilities are translated at historical exchange rates, unless the item is carried at fair value, in which case it will be translated at the exchange rate in effect at the date when the fair value was determined. Resulting foreign exchange gains and losses are recognized in income or loss. Foreign currency gains and losses are reported on a net basis.

(e)	Changes in accounting standards
The Company adopted IFRS 16,
Leases
(“IFRS 16”) on January 1, 2019. A number of other new standards are effective from January 1, 2019, including IFRIC 23,
Uncertainty over Income Tax Treatments
, but they do not have a material effect on the Company’s consolidated financial statements.
IFRS 16 introduced a single,
on-balance
sheet accounting model for lessees. As a result, the Company, as a lessee, has recognized right-of-use
assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. The Company may elect to not apply IFRS 16 to leases with a term of less than 12 months or leases where the underlying asset is of low value. Previously, the Company determined at contract inception whether an arrangement was or contained a lease in accordance with IAS 17,
Leases
and IFRIC 4,
Determining Whether an Arrangement contains a Lease
. The Company now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
Transition
The Company adopted IFRS 16 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 has not been restated.
On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.
The Company leases various assets including equipment and offices that had previously been classified as operating leases under IAS 17. On transition, lease liabilities for these leases were measured at the present value of remaining lease payments, discounted at the Company’s incremental borrowing rate as of January 1, 2019. The average incremental borrowing rate at January 1, 2019 was 6.5%. The Company elected to measure the right-of-use
assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
On initial adoption, the Company used the following practical expedients as permitted by the standard when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

●	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining.

●
Applied a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment).

●	Used hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.
The Company did not have any leases classified as finance leases under IAS 17 on the adoption date.
On transition to IFRS 16, the Company recognized
right-of-use
assets and lease liabilities for its office leases, resulting in an increase to property, plant and equipment of $0.2 million at January 1, 2019. A corresponding lease liability was recognized for $0.2 million in other long-term liabilities.
Right-of-use
assets are presented within the applicable category of mineral property, plant and equipment and lease liabilities are presented in other liabilities in the statement of financial position.
A reconciliation of lease commitments as reported at December 31, 2018 to the lease liabilities recorded at January 1, 2019 is as follows:

Operating lease commitments at December 31, 2018	$307
Impact of discounting using the incremental borrowing rate at January 1, 2019	(25)
Recognition exemption for leases with less than 12 months of lease term at transition	(53)
$229

Impact on financial statements
Information about leases for which the Company is a lessee is presented below.
Right-of-use
assets

	Plant and equipment	Computer & office equipment
Balance – January 1, 2019	$-	$229
Additions	782	537
Depreciation	(202)	(225)
Balance – December 31, 2019	$580	$541

Lease liabilities

December 31, 2019
Current lease liabilities included in other current liabilities	$501
Non-current lease liabilities included in other long-term liabilities	848
$1,349